UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 033-67636
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 45	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 921	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America’s VISION Annuity®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2021), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a website (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III

•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares
•	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Conservative Balanced Fund: Series I
•	Invesco - Invesco V.I. Core Bond Fund: Series I
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
•	VanEck VIP Trust - Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - Global Resources Fund: Class S
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. Some states or governmental entities charge premium tax on purchase payments. Nationwide will deduct an amount equal to the premium tax charged by an applicable governmental entity, which currently ranges between 0% and 3.5% of purchase payments.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)[4]
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; and,
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	2.45%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the contract (1.40%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.45%)	$1,004	$1,624	$2,260	$4,221	*	$1,224	$2,060	$4,221	$404	$1,224	$2,060	$4,221
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 775	$ 943	$1,136	$2,033	*	$ 543	$ 936	$2,033	$175	$ 543	$ 936	$2,033
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts

•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Charitable Remainder Trusts, there is no minimum initial purchase payment. For all other contract types, the minimum initial purchase payment is $15,000.For Charitable Remainder Trusts, there is no minimum subsequent purchase payment. For all other contract types, the minimum subsequent purchase payment is $1,000.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.

Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 3.5%. (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit purchase payments and/or transfers into the Fixed Account if the Fixed Account is (or would be after the purchase payment or transfer) equal to or greater than 30% of the Contract Value at the time such purchase payment is submitted or such transfer is requested. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Within any Contract Year, Nationwide reserves the right to restrict transfers from the Sub-Accounts to the Fixed Account to 10% of the value of the Sub-Accounts.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Beneficially Owned Contracts
A beneficially owned contract is a contract that is inherited by a beneficiary and the beneficiary holds the contract as a beneficiary (as opposed to treating the contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws (see Appendix C: Contract Types and Tax Information). An owner of a beneficially owned contract is referred to as a "beneficial owner."
Not all options and features described in this prospectus are available to beneficially owned contracts:
•	No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor beneficiary(ies).
•	There is no death benefit payable on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or contract value to be distributed will be payable to a successor beneficiary in accordance with applicable federal tax laws.

A beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the contract as the sole contract owner and treat the contract as the spouse’s own. If a spouse continues the contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If

Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the contract. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.

In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the contract.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.25% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year end December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.

Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.15% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC; and
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
For Tax Sheltered Annuity contracts issued prior to February 20, 1996, or issued in state jurisdictions prior to the approval by insurance regulatory authorities of applicable contract forms, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
Premium Taxes
Certain states or other governmental entities charge premium tax on purchase payments. Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5% and vary from state to state. The range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:

•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant;
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.40% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;

•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision.
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Managers of Multiple Contracts
Some investment financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Transfers to the Fixed Account
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Effective April 21, 2014, Nationwide invoked its right to limit transfers into the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time such transfer is requested.
Nationwide may also establish an annual maximum transfer limit for transfers to the Fixed Account. Within any Contract Year, Nationwide reserves the right to restrict transfers from the Sub-Accounts to the Fixed Account to 10% of the value of the Sub-Accounts.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges

•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Qualified Contract or Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
Withdrawal provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a qualified plan.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a qualified plan.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.

Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.

Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)

2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.

Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 or the date on which state insurance authorities approve applicable contract modifications, whichever is later:

If the Annuitant dies prior to his or her 86th birthday and prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary, less an adjustment for amounts withdrawn since that five-year Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies on or after his or her 86th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications, whichever is later:
If the Annuitant dies prior to his or her 86th birthday and prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments made to the contract, less amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary, less amounts withdrawn since that five-year Contract Anniversary.
If the Annuitant dies on or after his or her 86th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Death benefit calculations may vary depending on the state in which the contract is issued.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 85. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 85th birthday (or the 85th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.

Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.40% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 033-67636

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (formerly, Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2)
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return.
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (formerly, Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Core Bond Fund: Series I (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund: Series I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.

Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (formerly, Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB)
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - Global Resources Fund: Class S (formerly, VanEck VIP Trust - Global Hard Assets Fund: Class S)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2020. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2020; therefore, no Condensed Financial Information is available:
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2020	13.354864	13.807942	3.39%	3,828
2019	11.753203	13.354864	13.63%	3,828
2018	12.866366	11.753203	-8.65%	3,828
2017	11.413726	12.866366	12.73%	3,824
2016	11.198394	11.413726	1.92%	1,148
2015	11.507001	11.198394	-2.68%	1,148
2014	11.199261	11.507001	2.75%	1,892
2013	10.147362	11.199261	10.37%	1,237
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2020	8.813511	8.882261	0.78%	1,462
2019	7.653642	8.813511	15.15%	255
2018*	10.000000	7.653642	-23.46%	256
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2020	44.155267	44.866400	1.61%	10,912
2019	37.348915	44.155267	18.22%	13,002
2018	44.722862	37.348915	-16.49%	16,289
2017	40.191453	44.722862	11.27%	18,125
2016	32.662638	40.191453	23.05%	23,766
2015	35.126554	32.662638	-7.01%	21,656
2014	32.699958	35.126554	7.42%	27,089
2013	24.095626	32.699958	35.71%	38,379
2012	20.628604	24.095626	16.81%	38,459
2011	22.894965	20.628604	-9.90%	40,088
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2020	14.352908	15.504145	8.02%	169,227
2019	13.366726	14.352908	7.38%	179,358
2018	13.950806	13.366726	-4.19%	201,354
2017	13.647256	13.950806	2.22%	208,177
2016	13.258770	13.647256	2.93%	214,002
2015	13.787333	13.258770	-3.83%	222,198
2014	13.536422	13.787333	1.85%	274,757
2013	15.000600	13.536422	-9.76%	328,054
2012	14.167698	15.000600	5.88%	560,813
2011	12.858112	14.167698	10.18%	591,004

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I - Q/NQ
2020	40.370960	44.792430	10.95%	136,694
2019	34.162201	40.370960	18.17%	146,235
2018	36.029912	34.162201	-5.18%	170,751
2017	32.077867	36.029912	12.32%	192,512
2016	30.405639	32.077867	5.50%	223,883
2015	31.652012	30.405639	-3.94%	260,618
2014	29.222015	31.652012	8.32%	302,065
2013	25.238554	29.222015	15.78%	320,095
2012	22.895729	25.238554	10.23%	354,958
2011	22.044609	22.895729	3.86%	412,628
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I - Q/NQ
2020	26.653092	29.383277	10.24%	118,857
2019	21.808494	26.653092	22.21%	128,168
2018	23.751028	21.808494	-8.18%	137,974
2017	19.991685	23.751028	18.80%	147,809
2016	17.865780	19.991685	11.90%	166,383
2015	19.198551	17.865780	-6.94%	176,673
2014	17.307141	19.198551	10.93%	192,136
2013	12.923414	17.307141	33.92%	212,992
2012	11.423068	12.923414	13.13%	263,687
2011	11.235274	11.423068	1.67%	311,854
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2020	28.071067	28.013095	-0.21%	60,782
2019	22.043779	28.071067	27.34%	73,164
2018	25.651135	22.043779	-14.06%	78,311
2017	23.290632	25.651135	10.13%	84,767
2016	19.226210	23.290632	21.14%	108,145
2015	19.782645	19.226210	-2.81%	101,332
2014	17.233266	19.782645	14.79%	121,803
2013	13.432586	17.233266	28.29%	108,075
2012	11.711493	13.432586	14.70%	116,262
2011	11.960402	11.711493	-2.08%	118,557
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ
2020*	10.000000	35.582387	255.82%	28
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2020	11.735244	12.382333	5.51%	38,613
2019	10.361848	11.735244	13.25%	39,346
2018	10.822385	10.361848	-4.26%	19,813
2017	10.250078	10.822385	5.58%	28,234
2016	9.214075	10.250078	11.24%	11,878
2015*	10.000000	9.214075	-7.86%	1,462

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2020	10.601364	11.345963	7.02%	105,855
2019	9.850820	10.601364	7.62%	92,017
2018	10.064063	9.850820	-2.12%	49,371
2017	9.889492	10.064063	1.77%	47,423
2016	9.788805	9.889492	1.03%	50,228
2015*	10.000000	9.788805	-2.11%	7,586
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2020	14.718878	15.030963	2.12%	61,848
2019	11.711713	14.718878	25.68%	74,803
2018	12.830491	11.711713	-8.72%	60,478
2017	11.170131	12.830491	14.86%	42,688
2016	9.760789	11.170131	14.44%	42,821
2015*	10.000000	9.760789	-2.39%	5,523
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2020	18.074007	21.511523	19.02%	126,595
2019	15.566696	18.074007	16.11%	143,805
2018	17.083716	15.566696	-8.88%	155,449
2017	15.236876	17.083716	12.12%	173,193
2016	14.886200	15.236876	2.36%	198,108
2015	15.250235	14.886200	-2.39%	221,274
2014	15.173580	15.250235	0.51%	228,854
2013	13.450045	15.173580	12.81%	263,548
2012	12.405078	13.450045	8.42%	268,169
2011	13.056117	12.405078	-4.99%	314,448
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2020	35.184680	38.382421	9.09%	50,342
2019	29.198461	35.184680	20.50%	63,509
2018	32.535677	29.198461	-10.26%	71,139
2017	29.355301	32.535677	10.83%	72,481
2016	23.679016	29.355301	23.97%	81,093
2015	24.588023	23.679016	-3.70%	86,979
2014	23.722219	24.588023	3.65%	95,518
2013	17.097628	23.722219	38.75%	104,093
2012	14.982459	17.097628	14.12%	128,380
2011	15.109725	14.982459	-0.84%	137,114
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2020	75.230445	87.535232	16.36%	810,690
2019	58.161489	75.230445	29.35%	896,409
2018	61.859399	58.161489	-5.98%	1,005,514
2017	51.617035	61.859399	19.84%	1,134,052
2016	46.861786	51.617035	10.15%	1,241,484
2015	47.006755	46.861786	-0.31%	1,393,447
2014	42.031661	47.006755	11.84%	1,555,956
2013	32.287313	42.031661	30.18%	1,717,831
2012	28.293945	32.287313	14.11%	1,986,625
2011	28.166001	28.293945	0.45%	2,359,612

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2020	55.146801	67.503187	22.41%	131,130
2019	41.627182	55.146801	32.48%	143,738
2018	44.165756	41.627182	-5.75%	157,389
2017	38.836009	44.165756	13.72%	176,613
2016	35.684234	38.836009	8.83%	190,666
2015	37.385271	35.684234	-4.55%	217,974
2014	33.420151	37.385271	11.86%	240,373
2013	25.229605	33.420151	32.46%	259,710
2012	22.852153	25.229605	10.40%	312,182
2011	22.968933	22.852153	-0.51%	360,069
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2020	35.952856	43.847388	21.96%	154,407
2019	26.792100	35.952856	34.19%	181,686
2018	29.173735	26.792100	-8.16%	202,311
2017	23.235780	29.173735	25.56%	215,893
2016	21.838656	23.235780	6.40%	238,161
2015	22.709320	21.838656	-3.83%	280,190
2014	21.307623	22.709320	6.58%	323,486
2013	17.844306	21.307623	19.41%	387,937
2012	16.388854	17.844306	8.88%	478,527
2011	15.246972	16.388854	7.49%	479,423
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares - Q/NQ
2020	33.548995	41.227935	22.89%	83,247
2019	26.351502	33.548995	27.31%	87,644
2018	28.041622	26.351502	-6.03%	100,773
2017	23.756418	28.041622	18.04%	118,396
2016	21.896116	23.756418	8.50%	132,652
2015	21.860699	21.896116	0.16%	155,189
2014	20.141818	21.860699	8.53%	180,950
2013	14.934354	20.141818	34.87%	195,356
2012	12.828374	14.934354	16.42%	226,857
2011	13.384112	12.828374	-4.15%	281,591
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 - Q/NQ
2020	11.092394	11.626875	4.82%	383
2019	9.654694	11.092394	14.89%	1,244
2018	10.200443	9.654694	-5.35%	5
2017*	10.000000	10.200443	2.00%	1,217
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2020	17.248220	16.636543	-3.55%	15,658
2019	13.696513	17.248220	25.93%	23,534
2018	16.726225	13.696513	-18.11%	25,498
2017	15.178377	16.726225	10.20%	21,448
2016	11.742909	15.178377	29.26%	35,474
2015	12.732461	11.742909	-7.77%	6,236
2014	12.226317	12.732461	4.14%	7,254
2013*	10.000000	12.226317	22.26%	2,774

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2020	16.936336	18.055087	6.61%	78,241
2019	15.694668	16.936336	7.91%	85,469
2018	16.013693	15.694668	-1.99%	86,833
2017	15.610485	16.013693	2.58%	104,081
2016	15.248397	15.610485	2.37%	118,603
2015	15.502649	15.248397	-1.64%	154,001
2014	15.148175	15.502649	2.34%	167,325
2013	15.205878	15.148175	-0.38%	183,807
2012	14.055799	15.205878	8.18%	232,253
2011	13.938091	14.055799	0.84%	230,929
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2020	10.495819	13.544432	29.05%	21,845
2019	8.239455	10.495819	27.38%	5,302
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2020	17.319993	19.193907	10.82%	76,594
2019	15.143139	17.319993	14.38%	81,915
2018	16.016753	15.143139	-5.45%	86,058
2017	14.375914	16.016753	11.41%	84,133
2016	13.848607	14.375914	3.81%	90,169
2015	14.089170	13.848607	-1.71%	94,507
2014	13.693625	14.089170	2.89%	71,596
2013	12.247736	13.693625	11.81%	88,983
2012	11.122350	12.247736	10.12%	122,925
2011	11.312070	11.122350	-1.68%	135,490
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2020	18.064928	20.468847	13.31%	39,967
2019	15.266714	18.064928	18.33%	37,255
2018	16.469104	15.266714	-7.30%	43,738
2017	14.340298	16.469104	14.84%	45,787
2016	13.714650	14.340298	4.56%	43,981
2015	13.960539	13.714650	-1.76%	52,357
2014	13.527796	13.960539	3.20%	48,688
2013	11.832049	13.527796	14.33%	50,064
2012	10.602215	11.832049	11.60%	60,880
2011	10.874747	10.602215	-2.51%	64,236
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2020	19.385780	22.317429	15.12%	55,711
2019	15.807971	19.385780	22.63%	54,454
2018	17.406096	15.807971	-9.18%	57,212
2017	14.610873	17.406096	19.13%	55,382
2016	13.910753	14.610873	5.03%	58,574
2015	14.155823	13.910753	-1.73%	66,185
2014	13.691236	14.155823	3.39%	79,396
2013	11.428736	13.691236	19.80%	97,614
2012	10.037368	11.428736	13.86%	69,405
2011	10.461668	10.037368	-4.06%	48,940

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class - Q/NQ
2020	34.919028	39.550244	13.26%	349,147
2019	29.949276	34.919028	16.59%	380,756
2018	32.094011	29.949276	-6.68%	436,696
2017	28.525048	32.094011	12.51%	516,574
2016	28.067023	28.525048	1.63%	584,040
2015	28.425220	28.067023	-1.26%	656,459
2014	27.239939	28.425220	4.35%	722,856
2013	23.876462	27.239939	14.09%	810,583
2012	21.529038	23.876462	10.90%	967,662
2011	22.407814	21.529038	-3.92%	1,135,556
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2020	13.766295	16.577040	20.42%	139,740
2019	11.249017	13.766295	22.38%	101,329
2018	11.939894	11.249017	-5.79%	63,458
2017	10.428287	11.939894	14.50%	34,708
2016*	10.000000	10.428287	4.28%	9,829
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2020	45.286068	58.152509	28.41%	7,161
2019	34.986872	45.286068	29.44%	1,963
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2020	13.676208	9.050559	-33.82%	69,159
2019	12.629626	13.676208	8.29%	81,625
2018	17.027317	12.629626	-25.83%	90,058
2017	17.761336	17.027317	-4.13%	96,731
2016	13.492114	17.761336	31.64%	135,568
2015	17.266811	13.492114	-21.86%	106,789
2014	20.074950	17.266811	-13.99%	128,212
2013	16.400030	20.074950	22.41%	140,546
2012	15.881541	16.400030	3.26%	182,111
2011	16.990007	15.881541	-6.52%	200,437
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class - Q/NQ
2020	60.552245	63.701294	5.20%	1,086,752
2019	48.187604	60.552245	25.66%	1,187,990
2018	53.295173	48.187604	-9.58%	1,370,856
2017	47.876282	53.295173	11.32%	1,572,682
2016	41.141352	47.876282	16.37%	1,742,608
2015	43.448056	41.141352	-5.31%	1,929,148
2014	40.531369	43.448056	7.20%	2,173,329
2013	32.077503	40.531369	26.35%	2,432,926
2012	27.733871	32.077503	15.66%	2,832,875
2011	27.856247	27.733871	-0.44%	3,333,837

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2020	14.814402	15.716250	6.09%	11,884
2019	11.585966	14.814402	27.87%	10,419
2018	12.941018	11.585966	-10.47%	7,378
2017	11.254640	12.941018	14.98%	19,183
2016*	10.000000	11.254640	12.55%	10,629
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class - Q/NQ
2020	75.591356	107.249066	41.88%	896,171
2019	57.078672	75.591356	32.43%	963,992
2018	57.991481	57.078672	-1.57%	1,070,780
2017	43.521321	57.991481	33.25%	1,191,356
2016	43.786989	43.521321	-0.61%	1,321,817
2015	41.435794	43.786989	5.67%	1,461,153
2014	37.758302	41.435794	9.74%	1,622,076
2013	28.088048	37.758302	34.43%	1,801,303
2012	24.839101	28.088048	13.08%	2,091,140
2011	25.140143	24.839101	-1.20%	2,464,199
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - Q/NQ
2020	27.650550	28.012080	1.31%	389,497
2019	24.362850	27.650550	13.49%	434,208
2018	25.550057	24.362850	-4.65%	499,040
2017	24.231487	25.550057	5.44%	567,440
2016	21.442151	24.231487	13.01%	644,467
2015	22.565086	21.442151	-4.98%	704,508
2014	22.624111	22.565086	-0.26%	624,108
2013	21.657354	22.624111	4.46%	696,233
2012	19.229524	21.657354	12.63%	803,012
2011	18.746165	19.229524	2.58%	967,138
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2020	15.604023	16.809555	7.73%	216,703
2019	14.441885	15.604023	8.05%	236,381
2018	14.741264	14.441885	-2.03%	207,027
2017	14.353153	14.741264	2.70%	252,558
2016	13.912519	14.353153	3.17%	250,604
2015	14.210353	13.912519	-2.10%	293,191
2014	13.627965	14.210353	4.27%	327,699
2013	14.087669	13.627965	-3.26%	393,142
2012	13.508871	14.087669	4.28%	550,428
2011	12.778972	13.508871	5.71%	619,908

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2020	21.446637	24.961008	16.39%	142,879
2019	17.633936	21.446637	21.62%	164,628
2018	20.953277	17.633936	-15.84%	183,116
2017	17.605008	20.953277	19.02%	190,493
2016	15.925306	17.605008	10.55%	208,535
2015	16.397370	15.925306	-2.88%	250,143
2014	15.659873	16.397370	4.71%	282,237
2013	11.672670	15.659873	34.16%	324,219
2012	10.316987	11.672670	13.14%	359,089
2011	11.719144	10.316987	-11.96%	434,064
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class - Q/NQ
2020	30.319007	34.562379	14.00%	241,719
2019	24.067019	30.319007	25.98%	272,200
2018	28.653799	24.067019	-16.01%	303,457
2017	22.304385	28.653799	28.47%	337,239
2016	23.826508	22.304385	-6.39%	386,967
2015	23.319594	23.826508	2.17%	428,878
2014	25.728946	23.319594	-9.36%	332,456
2013	20.005118	25.728946	28.61%	383,831
2012	16.804389	20.005118	19.05%	470,463
2011	20.574111	16.804389	-18.32%	544,735
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2020	13.847786	12.726694	-8.10%	18,951
2019	11.422929	13.847786	21.23%	7,194
2018	12.385543	11.422929	-7.77%	668
2017	12.104385	12.385543	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2020	29.158814	31.102038	6.66%	19,608
2019	22.021353	29.158814	32.41%	22,142
2018	27.018450	22.021353	-18.50%	29,391
2017	22.985348	27.018450	17.55%	32,371
2016	21.292563	22.985348	7.95%	38,519
2015	22.275383	21.292563	-4.41%	40,339
2014	21.174591	22.275383	5.20%	44,187
2013	16.462938	21.174591	28.62%	67,545
2012	13.136939	16.462938	25.32%	85,779
2011	14.616436	13.136939	-10.12%	94,502

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2020	15.087893	16.623667	10.18%	11,852
2019	12.766739	15.087893	18.18%	9,928
2018	14.331894	12.766739	-10.92%	11,451
2017	12.979987	14.331894	10.42%	17,253
2016	11.630788	12.979987	11.60%	22,423
2015	12.577409	11.630788	-7.53%	33,021
2014	12.402760	12.577409	1.41%	45,258
2013	10.162991	12.402760	22.04%	54,252
2012	8.937286	10.162991	13.71%	29,466
2011	9.205881	8.937286	-2.92%	42,349
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2020	18.306841	18.175759	-0.72%	164,418
2019	15.997716	18.306841	14.43%	186,367
2018	16.955929	15.997716	-5.65%	218,017
2017	15.679311	16.955929	8.14%	225,225
2016	13.945670	15.679311	12.43%	249,393
2015	15.217169	13.945670	-8.36%	278,326
2014	14.752286	15.217169	3.15%	334,836
2013	13.131082	14.752286	12.35%	346,008
2012	11.822160	13.131082	11.07%	359,748
2011	11.710454	11.822160	0.95%	372,149
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2020	44.969895	46.641081	3.72%	24,376
2019	36.097407	44.969895	24.58%	23,263
2018	42.024243	36.097407	-14.10%	24,697
2017	38.516534	42.024243	9.11%	28,911
2016	30.004228	38.516534	28.37%	30,306
2015	32.857486	30.004228	-8.68%	34,226
2014	33.134856	32.857486	-0.84%	45,725
2013	24.666418	33.134856	34.33%	57,513
2012	21.131763	24.666418	16.73%	64,808
2011	22.268576	21.131763	-5.11%	81,888
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2020	12.311416	14.225018	15.54%	41,090
2019	9.855188	12.311416	24.92%	53,394
2018	11.871008	9.855188	-16.98%	54,023
2017	8.574241	11.871008	38.45%	80,451
2016	7.404213	8.574241	15.80%	51,597
2015	9.340420	7.404213	-20.73%	54,105
2014*	10.000000	9.340420	-6.60%	56,467

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2020	22.908500	22.326202	-2.54%	16,780
2019	20.646927	22.908500	10.95%	16,617
2018	24.766222	20.646927	-16.63%	19,528
2017	21.523849	24.766222	15.06%	21,474
2016	20.367227	21.523849	5.68%	20,532
2015	22.090754	20.367227	-7.80%	24,571
2014	25.210902	22.090754	-12.38%	26,178
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2020	9.522922	8.893696	-6.61%	155,151
2019	9.467559	9.522922	0.58%	186,864
2018	9.420185	9.467559	0.50%	227,434
2017	9.373067	9.420185	0.50%	262,427
2016	9.234439	9.373067	1.50%	266,656
2015	9.786881	9.234439	-5.64%	321,900
2014	9.747174	9.786881	0.41%	382,774
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2020	13.005216	13.350625	2.66%	832
2019	11.783339	13.005216	10.37%	504
2018	12.493278	11.783339	-5.68%	504
2017	11.201482	12.493278	11.53%	0
2016	10.887821	11.201482	2.88%	167
2015	11.724461	10.887821	-7.14%	393
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	1,456
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2020	10.085434	10.612433	5.23%	0
2019	9.399426	10.085434	7.30%	0
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2020	9.974801	10.561784	5.88%	2,134
2019	9.633489	9.974801	3.54%	3,613
2018	10.293377	9.633489	-6.41%	3,644
2017	10.069135	10.293377	2.23%	2,170
2016	10.261346	10.069135	-1.87%	1,891
2015	10.218121	10.261346	0.42%	3,999
2014	9.901832	10.218121	3.19%	1,239
2013*	10.000000	9.901832	-0.98%	2,105

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2020	23.505341	32.909848	40.01%	9,641
2019	17.473921	23.505341	34.52%	9,085
2018	18.440859	17.473921	-5.24%	5,175
2017	14.722748	18.440859	25.25%	45,857
2016	14.636028	14.722748	0.59%	5,652
2015	14.170716	14.636028	3.28%	8,769
2014	13.286584	14.170716	6.65%	5,950
2013	9.639190	13.286584	37.84%	15,807
2012*	10.000000	9.639190	-3.61%	4,129
Invesco - Invesco V.I. Conservative Balanced Fund: Series I - Q/NQ
2020	30.259130	34.268131	13.25%	210,278
2019	26.114833	30.259130	15.87%	226,023
2018	27.976623	26.114833	-6.65%	258,964
2017	25.970013	27.976623	7.73%	302,116
2016	25.021741	25.970013	3.79%	334,749
2015	25.167759	25.021741	-0.58%	372,290
2014	23.591154	25.167759	6.68%	406,077
2013	21.141819	23.591154	11.59%	452,362
2012	19.087261	21.141819	10.76%	515,810
2011	19.219309	19.087261	-0.69%	639,173
Invesco - Invesco V.I. Core Bond Fund: Series I - Q/NQ
2020	17.194721	18.600078	8.17%	290,925
2019	15.922044	17.194721	7.99%	322,907
2018	16.316173	15.922044	-2.42%	358,398
2017	15.821657	16.316173	3.13%	401,422
2016	15.537590	15.821657	1.83%	455,621
2015	15.608211	15.537590	-0.45%	530,165
2014	14.757626	15.608211	5.76%	591,767
2013	14.982023	14.757626	-1.50%	673,089
2012	13.777339	14.982023	8.74%	819,771
2011	12.905532	13.777339	6.76%	965,893
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2020	14.594534	20.245517	38.72%	107,951
2019	10.620982	14.594534	37.41%	133,374
2018	11.470384	10.620982	-7.41%	135,335
2017	9.032215	11.470384	26.99%	143,686
2016	8.951160	9.032215	0.91%	142,240
2015	8.515695	8.951160	5.11%	152,766
2014	8.164370	8.515695	4.30%	143,282
2013	6.089116	8.164370	34.08%	179,825
2012	5.303505	6.089116	14.81%	238,436
2011	5.320360	5.303505	-0.32%	308,123
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II - Q/NQ
2020*	10.000000	14.652449	46.52%	5,132

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Fund: Series I - Q/NQ
2020	78.075414	98.258882	25.85%	413,095
2019	60.084509	78.075414	29.94%	458,615
2018	70.194437	60.084509	-14.40%	534,623
2017	52.089290	70.194437	34.76%	616,098
2016	52.783628	52.089290	-1.32%	673,675
2015	51.501854	52.783628	2.49%	765,877
2014	51.062658	51.501854	0.86%	855,882
2013	40.679163	51.062658	25.53%	777,118
2012	34.023027	40.679163	19.56%	886,767
2011	37.624400	34.023027	-9.57%	1,048,934
Invesco - Invesco V.I. Global Strategic Income Fund: Series I - Q/NQ
2020	11.074961	11.291256	1.95%	47,055
2019	10.137037	11.074961	9.25%	49,842
2018	10.754715	10.137037	-5.74%	48,371
2017	10.263238	10.754715	4.79%	54,475
2016	9.770259	10.263238	5.05%	61,251
2015	10.138168	9.770259	-3.63%	48,583
2014	9.998294	10.138168	1.40%	45,038
2013	10.153699	9.998294	-1.53%	40,309
2012*	10.000000	10.153699	1.54%	14,738
Invesco - Invesco V.I. Main Street Fund: Series I - Q/NQ
2020	22.651557	25.448409	12.35%	99,227
2019	17.393212	22.651557	30.23%	110,561
2018	19.151960	17.393212	-9.18%	122,141
2017	16.613762	19.151960	15.28%	136,808
2016	15.095348	16.613762	10.06%	141,346
2015	14.816537	15.095348	1.88%	141,081
2014	13.574031	14.816537	9.15%	160,416
2013	10.447233	13.574031	29.93%	174,743
2012	9.066291	10.447233	15.23%	199,934
2011	9.196085	9.066291	-1.41%	227,593
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares - Q/NQ
2020	16.563559	17.791729	7.41%	1,382
2019	13.434967	16.563559	23.29%	693
2018	15.414917	13.434967	-12.84%	795
2017	13.635181	15.414917	13.05%	1,146
2016	12.219799	13.635181	11.58%	1,112
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	18
2013	9.951975	12.605778	26.67%	3,141
2012*	10.000000	9.951975	-0.48%	0

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I - Q/NQ
2020	22.675819	26.814108	18.25%	46,123
2019	18.184248	22.675819	24.70%	48,331
2018	20.567258	18.184248	-11.59%	76,365
2017	18.271816	20.567258	12.56%	91,459
2016	15.696760	18.271816	16.41%	94,901
2015	16.917657	15.696760	-7.22%	84,392
2014	15.328616	16.917657	10.37%	96,342
2013	11.024374	15.328616	39.04%	120,228
2012	9.476668	11.024374	16.33%	73,770
2011	9.828402	9.476668	-3.58%	83,520
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2020	17.838218	20.029396	12.28%	33,983
2019	14.856103	17.838218	20.07%	39,417
2018	15.934950	14.856103	-6.77%	44,872
2017	13.663774	15.934950	16.62%	56,292
2016	14.222515	13.663774	-3.93%	80,231
2015	15.738069	14.222515	-9.63%	110,821
2014	16.848661	15.738069	-6.59%	149,209
2013	13.655847	16.848661	23.38%	164,574
2012	11.621612	13.655847	17.50%	180,288
2011	12.701575	11.621612	-8.50%	198,579
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2020	13.907529	14.539397	4.54%	48,813
2019	12.685174	13.907529	9.64%	53,523
2018	13.144268	12.685174	-3.49%	60,683
2017	12.495843	13.144268	5.19%	64,364
2016	10.907239	12.495843	14.56%	63,367
2015	11.831775	10.907239	-7.81%	58,801
2014	11.775487	11.831775	0.48%	163,642
2013	10.807899	11.775487	8.95%	193,221
2012*	10.000000	10.807899	8.08%	73,053
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2020	22.347938	32.832991	46.92%	32,245
2019	16.431109	22.347938	36.01%	28,199
2018	16.675460	16.431109	-1.47%	25,903
2017	13.327068	16.675460	25.12%	15,414
2016	12.736838	13.327068	4.63%	19,554
2015	13.710154	12.736838	-7.10%	16,159
2014	12.890411	13.710154	6.36%	12,087
2013	10.061249	12.890411	28.12%	9,559
2012*	10.000000	10.061249	0.61%	3,934

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2020	10.534090	11.451401	8.71%	30,522
2019	9.776616	10.534090	7.75%	27,578
2018	10.045420	9.776616	-2.68%	18,844
2017	9.857161	10.045420	1.91%	23,936
2016	9.779457	9.857161	0.79%	27,264
2015*	10.000000	9.779457	-2.21%	19,110
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2020	27.514109	37.718935	37.09%	158,633
2019	20.390420	27.514109	34.94%	176,825
2018	20.332110	20.390420	0.29%	194,323
2017	15.861951	20.332110	28.18%	204,438
2016	15.780035	15.861951	0.52%	223,145
2015	14.297359	15.780035	10.37%	265,578
2014	13.368358	14.297359	6.95%	253,493
2013	10.358718	13.368358	29.05%	285,620
2012	8.482366	10.358718	22.12%	376,041
2011	9.244280	8.482366	-8.24%	449,716
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2020	18.231534	27.095832	48.62%	200,936
2019	12.767852	18.231534	42.79%	205,219
2018	12.833501	12.767852	-0.51%	188,216
2017	8.981275	12.833501	42.89%	201,177
2016	8.000281	8.981275	12.26%	152,360
2015	7.753674	8.000281	3.18%	182,701
2014	7.191528	7.753674	7.82%	183,799
2013	5.387065	7.191528	33.50%	221,083
2012	4.585625	5.387065	17.48%	258,264
2011	5.091413	4.585625	-9.93%	113,275
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2020	13.336193	15.256353	14.40%	106,580
2019	10.674686	13.336193	24.93%	121,973
2018	12.758320	10.674686	-16.33%	150,121
2017	9.891780	12.758320	28.98%	182,704
2016	10.753120	9.891780	-8.01%	194,399
2015	11.958752	10.753120	-10.08%	229,921
2014	13.798396	11.958752	-13.33%	283,576
2013	12.245458	13.798396	12.68%	318,989
2012	10.973363	12.245458	11.59%	404,310
2011	16.447983	10.973363	-33.28%	99,213

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2020	33.437512	33.091313	-1.04%	69,389
2019	26.752859	33.437512	24.99%	76,353
2018	30.777883	26.752859	-13.08%	99,688
2017	27.437019	30.777883	12.18%	114,124
2016	24.260378	27.437019	13.09%	122,273
2015	25.276026	24.260378	-4.02%	119,396
2014	22.270453	25.276026	13.50%	147,133
2013	17.072054	22.270453	30.45%	170,815
2012	14.384008	17.072054	18.69%	107,615
2011	14.279258	14.384008	0.73%	89,455
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2020	10.647749	11.278406	5.92%	25,632
2019	9.961199	10.647749	6.89%	26,835
2018	10.208209	9.961199	-2.42%	11,037
2017	9.967627	10.208209	2.41%	11,295
2016*	10.000000	9.967627	-0.32%	4,357
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2020	22.592165	32.430505	43.55%	22,240
2019	16.218645	22.592165	39.30%	25,800
2018	16.737690	16.218645	-3.10%	16,089
2017	13.436526	16.737690	24.57%	12,233
2016	12.524759	13.436526	7.28%	14,514
2015	12.981137	12.524759	-3.52%	15,733
2014	14.232107	12.981137	-8.79%	16,824
2013	10.221111	14.232107	39.24%	50,530
2012*	10.000000	10.221111	2.21%	7,957
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2020	40.245422	40.959911	1.78%	61,120
2019	31.517354	40.245422	27.69%	71,214
2018	35.660763	31.517354	-11.62%	73,590
2017	30.819012	35.660763	15.71%	98,599
2016	27.471006	30.819012	12.19%	105,947
2015	28.123748	27.471006	-2.32%	94,307
2014	25.882444	28.123748	8.66%	108,011
2013	19.358837	25.882444	33.70%	123,187
2012	16.943327	19.358837	14.26%	136,773
2011	17.263936	16.943327	-1.86%	136,467
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2020	10.850635	12.357134	13.88%	4,479
2019*	10.000000	10.850635	8.51%	3,390

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2020	22.089557	26.181368	18.52%	88,681
2019	17.829384	22.089557	23.89%	121,968
2018	20.031974	17.829384	-11.00%	113,093
2017	16.019269	20.031974	25.05%	100,031
2016	15.645110	16.019269	2.39%	105,190
2015	14.924020	15.645110	4.83%	102,299
2014	14.966396	14.924020	-0.28%	90,705
2013	11.892421	14.966396	25.85%	78,557
2012	10.404132	11.892421	14.30%	80,274
2011	10.742489	10.404132	-3.15%	68,153
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class - Q/NQ
2020*	10.000000	13.313439	33.13%	353
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class - Q/NQ
2020*	10.000000	13.625713	36.26%	77
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2020	14.775347	15.704742	6.29%	21,074
2019	13.514711	14.775347	9.33%	29,505
2018	13.797516	13.514711	-2.05%	22,010
2017	13.170631	13.797516	4.76%	32,981
2016	12.587874	13.170631	4.63%	30,529
2015	12.850270	12.587874	-2.04%	29,771
2014	12.083548	12.850270	6.35%	34,746
2013	12.294099	12.083548	-1.71%	27,932
2012	11.393500	12.294099	7.90%	31,758
2011	10.937141	11.393500	4.17%	44,843
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2020	30.575729	31.819349	4.07%	14,111
2019	27.141634	30.575729	12.65%	14,434
2018	29.583859	27.141634	-8.26%	17,028
2017	27.347303	29.583859	8.18%	18,522
2016	25.086709	27.347303	9.01%	21,247
2015	25.729986	25.086709	-2.50%	23,621
2014	25.353118	25.729986	1.49%	29,286
2013	28.178727	25.353118	-10.03%	31,944
2012	24.228082	28.178727	16.31%	37,110
2011	22.956656	24.228082	5.54%	41,270
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2020	11.840254	11.506861	-2.82%	19,567
2019	9.391272	11.840254	26.08%	19,895
2018	10.341212	9.391272	-9.19%	21,074
2017	9.318677	10.341212	10.97%	35,256
2016	8.220270	9.318677	13.36%	34,917
2015*	10.000000	8.220270	-17.80%	892

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2020	12.319614	18.347524	48.93%	445,912
2019	9.383861	12.319614	31.29%	480,542
2018	11.392877	9.383861	-17.63%	541,312
2017	9.186511	11.392877	24.02%	597,819
2016	9.518555	9.186511	-3.49%	679,404
2015	9.701386	9.518555	-1.88%	769,770
2014*	10.000000	9.701386	-2.99%	905,108
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II - Q/NQ
2020	19.839224	21.908356	10.43%	245,821
2019	16.658781	19.839224	19.09%	274,545
2018	17.782037	16.658781	-6.32%	312,029
2017	15.574154	17.782037	14.18%	304,966
2016	14.490563	15.574154	7.48%	319,916
2015	14.553097	14.490563	-0.43%	346,664
2014	14.058163	14.553097	3.52%	361,885
2013	11.564862	14.058163	21.56%	355,993
2012	10.136363	11.564862	14.09%	329,855
2011	10.185355	10.136363	-0.48%	344,467
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II - Q/NQ
2020	12.403583	13.355810	7.68%	92,773
2019	11.542789	12.403583	7.46%	101,205
2018	11.834619	11.542789	-2.47%	100,659
2017	11.628721	11.834619	1.77%	113,590
2016	11.488878	11.628721	1.22%	129,582
2015	11.678990	11.488878	-1.63%	136,401
2014	11.283092	11.678990	3.51%	188,940
2013	11.745615	11.283092	-3.94%	219,815
2012	11.349117	11.745615	3.49%	293,986
2011	10.886683	11.349117	4.25%	321,326
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II - Q/NQ
2020	24.481471	31.363557	28.11%	102,708
2019	18.422069	24.481471	32.89%	118,940
2018	20.628911	18.422069	-10.70%	131,993
2017	15.974195	20.628911	29.14%	136,238
2016	16.170109	15.974195	-1.21%	127,520
2015	15.392570	16.170109	5.05%	134,696
2014	15.329730	15.392570	0.41%	117,223
2013	12.085782	15.329730	26.84%	148,682
2012	10.040218	12.085782	20.37%	165,033
2011	11.227749	10.040218	-10.58%	179,722

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II - Q/NQ
2020	26.337355	39.341849	49.38%	162,480
2019	20.502033	26.337355	28.46%	190,143
2018	20.932193	20.502033	-2.06%	189,717
2017	16.611103	20.932193	26.01%	225,016
2016	15.446288	16.611103	7.54%	201,895
2015	14.719560	15.446288	4.94%	211,346
2014	13.814202	14.719560	6.55%	215,858
2013	10.809513	13.814202	27.80%	275,609
2012	9.338308	10.809513	15.75%	293,496
2011	9.936478	9.338308	-6.02%	335,813
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II - Q/NQ
2020	20.982434	23.394378	11.50%	103,777
2019	16.933919	20.982434	23.91%	123,769
2018	17.559399	16.933919	-3.56%	131,425
2017	14.605454	17.559399	20.22%	128,990
2016	13.333890	14.605454	9.54%	131,739
2015	13.377837	13.333890	-0.33%	134,281
2014	12.308889	13.377837	8.68%	108,014
2013	9.388388	12.308889	31.11%	115,373
2012	8.134094	9.388388	15.42%	108,922
2011	8.437999	8.134094	-3.60%	106,848
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I - Q/NQ
2020	19.688489	20.201010	2.60%	60,627
2019	18.291004	19.688489	7.64%	78,409
2018	18.997648	18.291004	-3.72%	81,160
2017	18.119421	18.997648	4.85%	106,230
2016	16.913513	18.119421	7.13%	105,789
2015	17.664212	16.913513	-4.25%	118,849
2014	17.245278	17.664212	2.43%	139,324
2013	17.689046	17.245278	-2.51%	149,029
2012	15.982935	17.689046	10.67%	200,684
2011	15.357303	15.982935	4.07%	212,189
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2020	59.254306	64.474334	8.81%	438,600
2019	46.475220	59.254306	27.50%	483,775
2018	47.140264	46.475220	-1.41%	533,979
2017	39.666657	47.140264	18.84%	605,402
2016	36.115123	39.666657	9.83%	672,924
2015	36.288478	36.115123	-0.48%	764,982
2014	32.817142	36.288478	10.58%	865,877
2013	25.387073	32.817142	29.27%	976,490
2012	22.543882	25.387073	12.61%	1,123,494
2011	22.743052	22.543882	-0.88%	1,343,051

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II - Q/NQ
2020	35.777975	36.457992	1.90%	20,404
2019	28.570298	35.777975	25.23%	19,640
2018	31.314335	28.570298	-8.76%	21,934
2017	26.984573	31.314335	16.05%	30,228
2016	23.276193	26.984573	15.93%	37,341
2015	25.252027	23.276193	-7.82%	46,566
2014	23.511832	25.252027	7.40%	55,077
2013	17.624183	23.511832	33.41%	66,260
2012	15.126390	17.624183	16.51%	52,111
2011	15.742066	15.126390	-3.91%	52,379
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II - Q/NQ
2020	11.247404	12.703185	12.94%	478
2019	9.923940	11.247404	13.34%	1,019
2018	10.997228	9.923940	-9.76%	1,589
2017	9.417005	10.997228	16.78%	4,330
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2020	16.774952	18.617447	10.98%	19,437
2019	13.724650	16.774952	22.22%	15,864
2018	15.596576	13.724650	-12.00%	15,886
2017	13.203291	15.596576	18.13%	21,671
2016	12.356765	13.203291	6.85%	21,552
2015	12.755942	12.356765	-3.13%	20,712
2014	12.380335	12.755942	3.03%	23,030
2013	9.697646	12.380335	27.66%	22,645
2012	8.467819	9.697646	14.52%	17,777
2011	9.172909	8.467819	-7.69%	18,508
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2020	15.053910	16.279987	8.14%	54,155
2019	13.141460	15.053910	14.55%	63,608
2018	14.215221	13.141460	-7.55%	56,285
2017	12.865962	14.215221	10.49%	77,346
2016	12.297011	12.865962	4.63%	81,784
2015	12.605143	12.297011	-2.44%	101,025
2014	12.257368	12.605143	2.84%	117,983
2013	10.842213	12.257368	13.05%	122,993
2012	9.901343	10.842213	9.50%	125,009
2011	10.178550	9.901343	-2.72%	88,209

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2020	16.212239	17.818287	9.91%	12,126
2019	13.674624	16.212239	18.56%	13,035
2018	15.102205	13.674624	-9.45%	14,930
2017	13.225621	15.102205	14.19%	18,409
2016	12.497841	13.225621	5.82%	18,489
2015	12.845981	12.497841	-2.71%	63,728
2014	12.443839	12.845981	3.23%	67,907
2013	10.409028	12.443839	19.55%	30,906
2012	9.289782	10.409028	12.05%	28,417
2011	9.757848	9.289782	-4.80%	25,745
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2020	13.184391	13.986876	6.09%	46,363
2019	12.082336	13.184391	9.12%	49,704
2018	12.582629	12.082336	-3.98%	57,052
2017	11.997916	12.582629	4.87%	62,279
2016	11.631259	11.997916	3.15%	65,030
2015	11.883626	11.631259	-2.12%	65,001
2014	11.663208	11.883626	1.89%	70,312
2013	11.272747	11.663208	3.46%	83,799
2012	10.635656	11.272747	5.99%	113,878
2011	10.636271	10.635656	-0.01%	129,632
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2020	12.477890	12.923497	3.57%	7,483
2019	11.115278	12.477890	12.26%	7,483
2018	12.124200	11.115278	-8.32%	7,483
2017	10.713871	12.124200	13.16%	7,483
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	29
2014	10.818515	10.908143	0.83%	51
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2020	12.981023	13.741249	5.86%	13
2019	11.406919	12.981023	13.80%	2,059
2018	12.450432	11.406919	-8.38%	2,009
2017	10.719582	12.450432	16.15%	2,051
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2020	15.684096	17.117618	9.14%	74,907
2019	13.463834	15.684096	16.49%	81,837
2018	14.697639	13.463834	-8.39%	100,853
2017	13.078748	14.697639	12.38%	122,144
2016	12.426494	13.078748	5.25%	139,427
2015	12.738720	12.426494	-2.45%	121,313
2014	12.354957	12.738720	3.11%	118,879
2013	10.636554	12.354957	16.16%	122,868
2012	9.600365	10.636554	10.79%	107,292
2011	9.968937	9.600365	-3.70%	108,282
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2020	16.478794	18.240131	10.69%	6,133
2019	13.673094	16.478794	20.52%	6,147
2018	15.324711	13.673094	-10.78%	7,638
2017	13.163173	15.324711	16.42%	9,114
2016	12.407658	13.163173	6.09%	10,049
2015	12.776465	12.407658	-2.89%	12,154
2014	12.392557	12.776465	3.10%	36,651
2013	10.113294	12.392557	22.54%	59,093
2012	8.951550	10.113294	12.98%	59,083
2011	9.523283	8.951550	-6.00%	62,663
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2020	14.525617	15.619169	7.53%	29,523
2019	12.888584	14.525617	12.70%	31,607
2018	13.726433	12.888584	-6.10%	38,454
2017	12.668439	13.726433	8.35%	46,207
2016	12.120834	12.668439	4.52%	50,406
2015	12.425283	12.120834	-2.45%	52,854
2014	12.107456	12.425283	2.63%	55,376
2013	11.038758	12.107456	9.68%	58,762
2012	10.174002	11.038758	8.50%	64,272
2011	10.346130	10.174002	-1.66%	68,596
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2020	15.577701	16.155190	3.71%	17,294
2019	14.045121	15.577701	10.91%	18,297
2018	16.896703	14.045121	-16.88%	20,981
2017	13.963642	16.896703	21.00%	22,523
2016	14.005178	13.963642	-0.30%	11,665
2015	14.780942	14.005178	-5.25%	13,057
2014	16.320458	14.780942	-9.43%	10,517
2013	13.782602	16.320458	18.41%	10,946
2012	11.691392	13.782602	17.89%	12,271
2011	13.539657	11.691392	-13.65%	11,315
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X - Q/NQ
2020*	10.000000	11.747495	17.47%	60,046

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2020	13.775470	14.535029	5.51%	78,139
2019	12.824167	13.775470	7.42%	74,507
2018	13.062011	12.824167	-1.82%	64,624
2017	12.689056	13.062011	2.94%	71,019
2016	12.215655	12.689056	3.88%	74,609
2015	12.478981	12.215655	-2.11%	68,967
2014	12.047147	12.478981	3.58%	71,746
2013	12.456312	12.047147	-3.28%	63,546
2012	11.724510	12.456312	6.24%	89,568
2011	11.154881	11.724510	5.11%	81,271
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2020	14.256106	15.327237	7.51%	17,691
2019	13.192842	14.256106	8.06%	25,186
2018	13.578570	13.192842	-2.84%	27,101
2017	13.270936	13.578570	2.32%	37,098
2016	13.024363	13.270936	1.89%	34,125
2015	13.277968	13.024363	-1.91%	39,690
2014	12.839722	13.277968	3.41%	45,172
2013	13.294413	12.839722	-3.42%	47,380
2012	12.587652	13.294413	5.61%	72,826
2011	12.037904	12.587652	4.57%	75,087
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II - Q/NQ
2020	10.601707	10.844457	2.29%	8,240
2019	10.087864	10.601707	5.09%	4,747
2018*	10.000000	10.087864	0.88%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2020	25.377978	28.350201	11.71%	50,957
2019	20.934710	25.377978	21.22%	55,993
2018	25.711980	20.934710	-18.58%	55,125
2017	18.427770	25.711980	39.53%	61,896
2016	17.349859	18.427770	6.21%	69,985
2015	20.946977	17.349859	-17.17%	85,077
2014	22.482440	20.946977	-6.83%	91,542
2013	22.632906	22.482440	-0.66%	4,182
2012	19.583210	22.632906	15.57%	4,355
2011	25.585692	19.583210	-23.46%	9,872
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I - Q/NQ
2020	25.148041	26.287528	4.53%	53,864
2019	22.228476	25.148041	13.13%	61,357
2018	23.242903	22.228476	-4.36%	63,306
2017	22.080067	23.242903	5.27%	90,076
2016	19.615821	22.080067	12.56%	79,125
2015	20.426952	19.615821	-3.97%	120,067
2014	20.201762	20.426952	1.11%	90,219

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2020	21.801003	22.803333	4.60%	407,216
2019	20.805936	21.801003	4.78%	462,824
2018	21.113122	20.805936	-1.45%	542,412
2017	20.974897	21.113122	0.66%	594,834
2016	21.115294	20.974897	-0.66%	659,620
2015	21.438423	21.115294	-1.51%	735,304
2014	20.792772	21.438423	3.11%	858,792
2013	21.979394	20.792772	-5.40%	972,992
2012	21.631021	21.979394	1.61%	1,227,264
2011	20.453394	21.631021	5.76%	1,494,377
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2020	12.483063	12.338263	-1.16%	2,389,197
2019	12.438722	12.483063	0.36%	2,176,673
2018	12.443260	12.438722	-0.04%	2,263,507
2017	12.566497	12.443260	-0.98%	2,073,548
2016	12.743459	12.566497	-1.39%	2,560,390
2015	12.924399	12.743459	-1.40%	2,710,498
2014	13.107907	12.924399	-1.40%	2,760,499
2013	13.294018	13.107907	-1.40%	2,818,366
2012	13.483293	13.294018	-1.40%	3,408,511
2011	13.674202	13.483293	-1.40%	4,222,447
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2020	16.024327	17.055824	6.44%	260,040
2019	13.643124	16.024327	17.45%	287,206
2018	16.190789	13.643124	-15.74%	355,951
2017	12.883151	16.190789	25.67%	390,849
2016	12.953023	12.883151	-0.54%	434,164
2015	13.551230	12.953023	-4.41%	493,149
2014	13.805555	13.551230	-1.84%	559,850
2013	11.882533	13.805555	16.18%	2,133
2012	10.424572	11.882533	13.99%	2,133
2011	11.716421	10.424572	-11.03%	2,133
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2020	11.674592	12.331554	5.63%	40,527
2019	9.769110	11.674592	19.51%	44,062
2018	11.538635	9.769110	-15.34%	59,058
2017	9.402483	11.538635	22.72%	69,764
2016	9.486013	9.402483	-0.88%	48,942
2015	9.756230	9.486013	-2.77%	56,093
2014	10.547416	9.756230	-7.50%	43,907
2013	8.839774	10.547416	19.32%	33,349
2012	7.584319	8.839774	16.55%	25,774
2011	8.825898	7.584319	-14.07%	27,199

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2020	25.783048	28.680298	11.24%	14,882
2019	21.133665	25.783048	22.00%	15,909
2018	23.517910	21.133665	-10.14%	19,868
2017	20.139296	23.517910	16.78%	44,480
2016	18.657959	20.139296	7.94%	45,612
2015	19.113658	18.657959	-2.38%	47,223
2014	18.464529	19.113658	3.52%	52,357
2013	14.716704	18.464529	25.47%	56,588
2012	12.878109	14.716704	14.28%	63,716
2011	13.595059	12.878109	-5.27%	169,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2020	18.633239	20.100537	7.87%	39,980
2019	16.384258	18.633239	13.73%	32,943
2018	17.465153	16.384258	-6.19%	53,543
2017	15.938376	17.465153	9.58%	46,895
2016	15.205699	15.938376	4.82%	56,101
2015	15.448431	15.205699	-1.57%	56,599
2014	14.980860	15.448431	3.12%	50,394
2013	13.395360	14.980860	11.84%	24,156
2012	12.420224	13.395360	7.85%	50,602
2011	12.485749	12.420224	-0.52%	40,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2020	22.698946	24.981620	10.06%	1,874
2019	19.193874	22.698946	18.26%	3,454
2018	20.814777	19.193874	-7.79%	4,256
2017	18.386678	20.814777	13.21%	4,201
2016	17.307540	18.386678	6.24%	1,913
2015	17.647147	17.307540	-1.92%	5,934
2014	17.011103	17.647147	3.74%	8,672
2013	14.437980	17.011103	17.82%	5,567
2012	13.045391	14.437980	10.67%	2,842
2011	13.355194	13.045391	-2.32%	1,932
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2020	15.493976	16.302941	5.22%	131,033
2019	14.346329	15.493976	8.00%	121,948
2018	14.818378	14.346329	-3.19%	136,263
2017	14.220117	14.818378	4.21%	155,794
2016	13.831726	14.220117	2.81%	161,451
2015	13.991080	13.831726	-1.14%	195,447
2014	13.658383	13.991080	2.44%	207,736
2013	13.213856	13.658383	3.36%	215,886
2012	12.742431	13.213856	3.70%	253,026
2011	12.554982	12.742431	1.49%	331,206

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2020	12.474729	12.860996	3.10%	1,220
2019	11.196489	12.474729	11.42%	1,308
2018	12.033298	11.196489	-6.95%	1,392
2017	10.702074	12.033298	12.44%	1,487
2016	10.267575	10.702074	4.23%	1,575
2015	10.762189	10.267575	-4.60%	1,672
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2020	13.062369	13.694497	4.84%	0
2019	11.495033	13.062369	13.63%	0
2018	12.410534	11.495033	-7.38%	0
2017	10.760883	12.410534	15.33%	427
2016	10.203997	10.760883	5.46%	566
2015	10.775041	10.203997	-5.30%	751
2014	10.741803	10.775041	0.31%	933
2013*	10.000000	10.741803	7.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2020	21.365807	23.245957	8.80%	193,837
2019	18.403454	21.365807	16.10%	205,701
2018	19.790314	18.403454	-7.01%	244,225
2017	17.773029	19.790314	11.35%	301,296
2016	16.823029	17.773029	5.65%	357,939
2015	17.119195	16.823029	-1.73%	425,505
2014	16.507013	17.119195	3.71%	482,160
2013	14.354555	16.507013	14.99%	523,341
2012	13.138332	14.354555	9.26%	562,802
2011	13.329878	13.138332	-1.44%	685,861
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2020	24.254775	26.863648	10.76%	67,600
2019	20.191679	24.254775	20.12%	73,592
2018	22.194922	20.191679	-9.03%	91,967
2017	19.291583	22.194922	15.05%	125,430
2016	18.035104	19.291583	6.97%	99,021
2015	18.425665	18.035104	-2.12%	137,763
2014	17.804702	18.425665	3.49%	146,362
2013	14.755526	17.804702	20.66%	184,348
2012	13.155324	14.755526	12.16%	215,916
2011	13.631623	13.155324	-3.49%	247,485

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2020	18.592988	19.900612	7.03%	89,499
2019	16.616552	18.592988	11.89%	97,431
2018	17.507143	16.616552	-5.09%	125,084
2017	16.257507	17.507143	7.69%	137,750
2016	15.598163	16.257507	4.23%	164,574
2015	15.824478	15.598163	-1.43%	197,925
2014	15.322942	15.824478	3.27%	226,767
2013	14.064436	15.322942	8.95%	266,673
2012	13.203082	14.064436	6.52%	301,649
2011	13.119542	13.203082	0.64%	298,674
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2020	10.466509	11.055233	5.62%	10,933
2019*	10.000000	10.466509	4.67%	10,601
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2020	10.767148	12.289583	14.14%	65
2019*	10.000000	10.767148	7.67%	65
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2020	23.689874	30.387323	28.27%	83,950
2019	18.406693	23.689874	28.70%	96,366
2018	19.262231	18.406693	-4.44%	110,721
2017	15.003277	19.262231	28.39%	113,936
2016	14.889658	15.003277	0.76%	122,119
2015	14.599663	14.889658	1.99%	144,293
2014	13.407747	14.599663	8.89%	151,206
2013	10.091991	13.407747	32.86%	158,265
2012	8.796906	10.091991	14.72%	170,073
2011	9.188587	8.796906	-4.26%	214,995
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2020	39.746674	46.596300	17.23%	2,523,489
2019	29.292371	39.746674	35.69%	2,794,295
2018	30.093668	29.292371	-2.66%	3,089,276
2017	23.972218	30.093668	25.54%	3,498,826
2016	23.459513	23.972218	2.19%	3,895,334
2015	22.639583	23.459513	3.62%	4,008,211
2014	21.103926	22.639583	7.28%	4,457,833
2013	15.656863	21.103926	34.79%	4,998,543
2012	13.379633	15.656863	17.02%	5,866,633
2011	13.879239	13.379633	-3.60%	6,860,003

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2020	30.452865	30.474742	0.07%	273,442
2019	24.327974	30.452865	25.18%	333,304
2018	27.220070	24.327974	-10.62%	369,381
2017	25.401729	27.220070	7.16%	408,795
2016	21.389647	25.401729	18.76%	458,759
2015	22.662300	21.389647	-5.62%	502,437
2014	20.318544	22.662300	11.54%	599,005
2013	15.623287	20.318544	30.05%	655,479
2012	13.819345	15.623287	13.05%	775,573
2011	13.925107	13.819345	-0.76%	946,234
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X - Q/NQ
2020*	10.000000	11.804707	18.05%	105,901
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z - Q/NQ
2020*	10.000000	11.800131	18.00%	12,124
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2020	37.999003	42.380806	11.53%	137,262
2019	30.670970	37.999003	23.89%	161,945
2018	35.105443	30.670970	-12.63%	184,396
2017	30.750314	35.105443	14.16%	214,303
2016	25.925583	30.750314	18.61%	226,348
2015	26.977373	25.925583	-3.90%	250,936
2014	25.004859	26.977373	7.89%	283,409
2013	19.060601	25.004859	31.19%	310,331
2012	16.456423	19.060601	15.82%	353,458
2011	17.125332	16.456423	-3.91%	423,960
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2020	22.574868	22.004020	-2.53%	1,214,214
2019	18.486969	22.574868	22.11%	1,366,873
2018	21.591403	18.486969	-14.38%	1,537,561
2017	19.235158	21.591403	12.25%	1,727,937
2016	16.588905	19.235158	15.95%	1,889,619
2015	17.324375	16.588905	-4.25%	2,097,150
2014	15.014820	17.324375	15.38%	2,314,256
2013	11.223612	15.014820	33.78%	2,574,126
2012	9.784057	11.223612	14.71%	2,878,185
2011	10.158513	9.784057	-3.69%	3,294,692

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2020	16.645747	23.123697	38.92%	43,247
2019	12.439588	16.645747	33.81%	53,646
2018	13.705462	12.439588	-9.24%	62,889
2017	11.126229	13.705462	23.18%	74,275
2016	10.418524	11.126229	6.79%	98,223
2015	10.487176	10.418524	-0.65%	102,093
2014	10.345221	10.487176	1.37%	100,728
2013	7.271488	10.345221	42.27%	128,522
2012	6.501344	7.271488	11.85%	129,505
2011	6.636495	6.501344	-2.04%	183,892
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2020	41.428057	42.952693	3.68%	125,002
2019	35.307579	41.428057	17.33%	145,592
2018	43.122588	35.307579	-18.12%	166,840
2017	40.098871	43.122588	7.54%	181,647
2016	32.292351	40.098871	24.17%	201,423
2015	34.849735	32.292351	-7.34%	224,099
2014	33.025483	34.849735	5.52%	251,092
2013	23.856150	33.025483	38.44%	289,938
2012	20.088484	23.856150	18.76%	353,122
2011	21.461339	20.088484	-6.40%	408,247
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2020	75.188876	90.957415	20.97%	205,854
2019	60.690433	75.188876	23.89%	227,837
2018	70.459174	60.690433	-13.86%	257,310
2017	62.964374	70.459174	11.90%	295,241
2016	51.986240	62.964374	21.12%	329,193
2015	53.600910	51.986240	-3.01%	367,987
2014	53.922479	53.600910	-0.60%	413,302
2013	38.811246	53.922479	38.94%	460,033
2012	34.080251	38.811246	13.88%	535,713
2011	36.597651	34.080251	-6.88%	621,031
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I - Q/NQ
2020	21.079974	23.601191	11.96%	1,033,254
2019	16.693190	21.079974	26.28%	1,141,029
2018	17.778837	16.693190	-6.11%	1,287,814
2017	14.441230	17.778837	23.11%	1,425,758
2016	12.892095	14.441230	12.02%	1,618,276
2015	13.217866	12.892095	-2.46%	1,809,038
2014	12.575615	13.217866	5.11%	1,998,224
2013	8.868107	12.575615	41.81%	2,288,233
2012	7.691254	8.868107	15.30%	2,695,010
2011	8.825688	7.691254	-12.85%	3,307,966

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II - Q/NQ
2020	20.747777	23.198741	11.81%	3,876
2019	16.428243	20.747777	26.29%	4,241
2018	17.541204	16.428243	-6.34%	5,585
2017	14.259000	17.541204	23.02%	3,603
2016	12.735992	14.259000	11.96%	36
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2020	21.816091	24.384609	11.77%	12,529
2019	17.559138	21.816091	24.24%	12,452
2018	18.904587	17.559138	-7.12%	14,733
2017	16.162933	18.904587	16.96%	16,294
2016	14.886489	16.162933	8.57%	15,819
2015	15.146916	14.886489	-1.72%	21,014
2014	13.889330	15.146916	9.05%	23,520
2013	10.151205	13.889330	36.82%	45,619
2012	9.233874	10.151205	9.93%	21,815
2011	9.672275	9.233874	-4.53%	27,638
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2020	18.154297	16.935906	-6.71%	642,241
2019	14.086999	18.154297	28.87%	704,101
2018	14.871485	14.086999	-5.28%	814,353
2017	14.161916	14.871485	5.01%	959,695
2016	13.379244	14.161916	5.85%	1,079,465
2015	14.337324	13.379244	-6.68%	1,193,458
2014	11.282015	14.337324	27.08%	1,372,410
2013	11.104067	11.282015	1.60%	1,423,825
2012	9.726579	11.104067	14.16%	1,709,143
2011	9.262269	9.726579	5.01%	1,956,099
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2020	20.609320	23.948306	16.20%	159,349
2019	15.975228	20.609320	29.01%	175,162
2018	17.033442	15.975228	-6.21%	178,376
2017	14.250089	17.033442	19.53%	173,761
2016	12.973398	14.250089	9.84%	151,206
2015	13.034700	12.973398	-0.47%	148,581
2014	11.690929	13.034700	11.49%	111,879
2013*	10.000000	11.690929	16.91%	48,790
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2020	10.629229	10.777223	1.39%	158,120
2019	10.356837	10.629229	2.63%	149,269
2018	10.419228	10.356837	-0.60%	170,045
2017	10.402485	10.419228	0.16%	160,335
2016	10.293303	10.402485	1.06%	148,211
2015	10.475188	10.293303	-1.74%	140,072
2014	10.571704	10.475188	-0.91%	122,254
2013	10.710524	10.571704	-1.30%	119,413
2012	10.493248	10.710524	2.07%	114,954
2011	10.505471	10.493248	-0.12%	134,195

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2020	17.550146	20.647393	17.65%	19,306
2019	14.244008	17.550146	23.21%	22,768
2018	16.295948	14.244008	-12.59%	22,094
2017	14.474102	16.295948	12.59%	22,927
2016	12.144406	14.474102	19.18%	18,813
2015	12.949016	12.144406	-6.21%	11,847
2014	12.561167	12.949016	3.09%	11,402
2013*	10.000000	12.561167	25.61%	7,368
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2020	23.708848	37.613673	58.65%	1,021,212
2019	17.518924	23.708848	35.33%	1,122,351
2018	19.076041	17.518924	-8.16%	1,230,007
2017	15.145152	19.076041	25.95%	1,406,506
2016	14.426844	15.145152	4.98%	1,511,407
2015	14.658829	14.426844	-1.58%	1,761,610
2014	14.290362	14.658829	2.58%	1,987,577
2013	10.430873	14.290362	37.00%	2,241,730
2012	9.207097	10.430873	13.29%	2,616,367
2011	9.749946	9.207097	-5.57%	3,086,114
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2020	45.716885	62.977217	37.75%	1,821
2019	34.998151	45.716885	30.63%	1,756
2018	37.989371	34.998151	-7.87%	2,569
2017	30.929896	37.989371	22.82%	6,214
2016	30.114585	30.929896	2.71%	6,006
2015	30.241328	30.114585	-0.42%	14,745
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares - Q/NQ
2020	14.913214	15.212873	2.01%	192,561
2019	14.587163	14.913214	2.24%	209,645
2018	14.645903	14.587163	-0.40%	257,763
2017	14.722079	14.645903	-0.52%	323,694
2016	14.750697	14.722079	-0.19%	345,838
2015	14.932699	14.750697	-1.22%	356,067
2014	15.052909	14.932699	-0.80%	408,620
2013	15.173059	15.052909	-0.79%	465,988
2012	14.711539	15.173059	3.14%	505,617
2011	14.876889	14.711539	-1.11%	555,703

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares - Q/NQ
2020	35.575315	41.939215	17.89%	9,667
2019	28.661375	35.575315	24.12%	15,430
2018	30.836313	28.661375	-7.05%	18,344
2017	26.406337	30.836313	16.78%	20,618
2016	24.376241	26.406337	8.33%	23,731
2015	24.837508	24.376241	-1.86%	26,330
2014	22.820925	24.837508	8.84%	34,638
2013	16.819961	22.820925	35.68%	55,188
2012	15.371607	16.819961	9.42%	31,589
2011	16.084912	15.371607	-4.43%	39,906
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2020	11.881855	12.641965	6.40%	21,067
2019	10.784123	11.881855	10.18%	23,767
2018	11.568210	10.784123	-6.78%	24,845
2017	10.347636	11.568210	11.80%	26,983
2016	9.294660	10.347636	11.33%	32,397
2015	10.380393	9.294660	-10.46%	21,062
2014	10.480118	10.380393	-0.95%	25,716
2013	10.617321	10.480118	-1.29%	31,956
2012*	10.000000	10.617321	6.17%	33,823
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2020	11.969073	13.059811	9.11%	9,218
2019	11.353622	11.969073	5.42%	15,404
2018	12.004733	11.353622	-5.42%	16,823
2017	10.994491	12.004733	9.19%	17,980
2016	10.835564	10.994491	1.47%	18,570
2015	11.838901	10.835564	-8.47%	16,821
2014	11.970971	11.838901	-1.10%	27,851
2013	12.994281	11.970971	-7.88%	27,669
2012	12.523974	12.994281	3.76%	43,475
2011	11.715321	12.523974	6.90%	68,092
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2020	11.492347	11.658889	1.45%	184,908
2019	11.215454	11.492347	2.47%	174,134
2018	11.348665	11.215454	-1.17%	170,267
2017	11.367019	11.348665	-0.16%	230,232
2016	11.379469	11.367019	-0.11%	232,615
2015	11.516995	11.379469	-1.19%	237,214
2014	11.593767	11.516995	-0.66%	252,446
2013	11.785758	11.593767	-1.63%	264,254
2012	11.303572	11.785758	4.27%	279,513
2011	11.349250	11.303572	-0.40%	328,959

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2020	10.324830	10.398179	0.71%	129,196
2019	10.196519	10.324830	1.26%	114,655
2018	10.196573	10.196519	0.00%	106,230
2017	10.107944	10.196573	0.88%	73,761
2016*	10.000000	10.107944	1.08%	14,878
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2020	11.578071	12.389885	7.01%	162,650
2019	10.847817	11.578071	6.73%	175,650
2018	11.073007	10.847817	-2.03%	147,129
2017	10.713713	11.073007	3.35%	139,598
2016	10.591772	10.713713	1.15%	142,568
2015	10.706236	10.591772	-1.07%	154,406
2014	10.423839	10.706236	2.71%	150,013
2013	10.793451	10.423839	-3.42%	189,075
2012	9.997303	10.793451	7.96%	295,538
2011*	10.000000	9.997303	-0.03%	130,524
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2020	21.236518	23.471864	10.53%	697
2019	17.209352	21.236518	23.40%	25
2018	21.579868	17.209352	-20.25%	664
2017	17.289681	21.579868	24.81%	1,064
2016	17.975499	17.289681	-3.82%	0
Putnam Variable Trust - Putnam VT International Value Fund: Class IB - Q/NQ
2020*	10.000000	13.494766	34.95%	23
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB - Q/NQ
2020*	10.000000	13.622880	36.23%	75
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2020	43.966010	56.038780	27.46%	144,382
2019	34.665530	43.966010	26.83%	165,442
2018	34.861674	34.665530	-0.56%	205,667
2017	27.771653	34.861674	25.53%	216,294
2016	31.545211	27.771653	-11.96%	250,604
2015	28.445811	31.545211	10.90%	318,825
2014	21.984956	28.445811	29.39%	384,124
2013	14.813993	21.984956	48.41%	343,310
2012	11.469343	14.813993	29.16%	241,987
2011	10.537474	11.469343	8.84%	155,822

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class - Q/NQ
2020	20.788644	22.326484	7.40%	98,593
2019	18.721798	20.788644	11.04%	111,044
2018	20.230793	18.721798	-7.46%	124,758
2017	18.278988	20.230793	10.68%	130,113
2016	17.419084	18.278988	4.94%	138,276
2015	20.326660	17.419084	-14.30%	156,753
2014	20.174574	20.326660	0.75%	172,126
2013	22.526477	20.174574	-10.44%	190,023
2012	21.645815	22.526477	4.07%	221,756
2011	20.299892	21.645815	6.63%	157,668
VanEck VIP Trust - Emerging Markets Fund: Initial Class - Q/NQ
2020	30.822754	35.633503	15.61%	114,990
2019	23.936712	30.822754	28.77%	138,126
2018	31.731144	23.936712	-24.56%	152,392
2017	21.306470	31.731144	48.93%	180,558
2016	21.586015	21.306470	-1.30%	197,163
2015	25.454313	21.586015	-15.20%	225,079
2014	25.923327	25.454313	-1.81%	250,874
2013	23.470197	25.923327	10.45%	276,028
2012	18.337943	23.470197	27.99%	320,358
2011	25.043811	18.337943	-26.78%	228,506
VanEck VIP Trust - Global Resources Fund: Class S - Q/NQ
2020	5.784237	6.777029	17.16%	55,940
2019	5.259156	5.784237	9.98%	57,669
2018	7.452477	5.259156	-29.43%	72,241
2017	7.709997	7.452477	-3.34%	91,286
2016	5.452194	7.709997	41.41%	138,796
2015	8.331203	5.452194	-34.56%	74,336
2014	10.476472	8.331203	-20.48%	63,244
2013	9.633425	10.476472	8.75%	59,022
2012*	10.000000	9.633425	-3.67%	54,849
VanEck VIP Trust - Global Resources Fund: Initial Class - Q/NQ
2020	24.210277	28.433633	17.44%	59,107
2019	21.948943	24.210277	10.30%	67,953
2018	31.039799	21.948943	-29.29%	76,344
2017	32.023052	31.039799	-3.07%	94,480
2016	22.598576	32.023052	41.70%	108,963
2015	34.438612	22.598576	-34.38%	121,848
2014	43.176326	34.438612	-20.24%	148,090
2013	39.616226	43.176326	8.99%	169,548
2012	38.864131	39.616226	1.94%	230,825
2011	47.175965	38.864131	-17.62%	158,263
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2020	10.787196	10.471348	-2.93%	6,495
2019*	10.000000	10.787196	7.87%	5,823

No Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2020	36.681578	57.068196	55.58%	24,839
2019	29.802646	36.681578	23.08%	24,968
2018	29.837650	29.802646	-0.12%	28,742
2017	24.042962	29.837650	24.10%	18,826
2016	22.630296	24.042962	6.24%	23,742
2015	23.632868	22.630296	-4.24%	27,696
2014	24.427127	23.632868	-3.25%	25,791
2013	16.490517	24.427127	48.13%	52,012
2012	15.504809	16.490517	6.36%	39,161
2011	16.482161	15.504809	-5.93%	45,869

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act, which was enacted on December 20, 2019, increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72 for those who turn age 70½ on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to the Treasury Regulation’s valuation rules, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
IRS Rev. Proc. 2011-38 addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulation’s definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couple’s place of domicile.
Consistent with Rev. Proc. 2013-17, the final regulations provide that relationships entered into as civil unions or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be currently taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for favorable tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs,

Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs
Required Distributions During the Life of the Contract Owner

For contract owners who attained the age of 70½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For those contract owners who attain age 70½ on or after January 1, 2020, the SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin to age 72. For those contract owners , distributions must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 70½ on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.Required Distributions Upon Death of a Contract Owner Before January 1, 2020Death Before Required Beginning Date
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding:
(a)	The life or life expectancy of the designated beneficiary, with such life expectancy determined under the tables prescribed by Treasury Regulation 1.401(a)(9)-9. Distributions must begin by the end of the calendar following the year of death.
a.	In the case of a non-spouse designated beneficiary, the life expectancy is determined in the calendare year following the contract owner’s death, with such life expectancy reduced by one for each subsequent calendar year that elapsed from the year the life expectancy was determined.
b.	If a designated beneficiary dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
c.	If the sole designated beneficiary is the surviving spouse of the contract owner, then distributions must begin by the later of the calendar year following the year of the contract owner’s death or the end of the calendar year in which the contract owner would have turned 70 ½ (age 72 for those who turn age 70 ½ on or after January 1, 2020).
(b)	If there is no designated beneficiary or if the designated beneficiary elects, the entire balance of the contract must be distributed by December 31st of the fifth year following the contract owner's death.
Death on or after Required Beginning Date
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed at least as rapidly as the distribution method in effect on the contract owner’s death. If the designated beneficiary receiving distributions dies after January 1, 2020, any remaining interest must be distributed by December 31st of the tenth year following the death of the designated beneficiary.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9), then the entire balance of the contract must be distributed by December 31st of the tenth year following the contract owner’s death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date.
In the case of an eligible designated beneficiary, which includes (1) the contract owner’s surviving spouse, (2) a minor child of the contract owner, (3) a disabled individual, (4) a chronically ill individual, or (5) an individual not more than 10 years younger than the contract owner, the entire balance of the contract can be distributed over a period not exceeding the life or life expectancy of the eligible designated beneficiary. The life or life expectancy period is generally determined as described in the Death Before Required Beginning Date section above, provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31st of the tenth year following the eligible designated beneficiary’s death.
A distribution in the form of annuity payments (an annuitization) that began on or after January 1, 2020 while the contract owner was alive may need to be commuted or modified after the contract owner’s death in order to comply with the post-death distribution requirements. However, distributions in the form of annuity payments (an annuitization) that began prior to January 1, 2020, while the contract owner was alive, can continue under that method after the death the contract owner without modification.
In addition, a beneficiary who is not an eligible designated beneficiary or a designated beneficiary must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death.
Regardless of whether the contract owner dies before or on or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner. Any distributions required under these distribution rules will be made upon that spouse’s death.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed as ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 lifetime and post death minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019. Additionally, 2020 will not be counted in measuring the five-year distribution period requirement for post death RMDs, with the result that the five-year period is extended by one year.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.

•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Best of America® America’s VISION Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2021
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2021. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
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generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
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NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

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American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

4

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

5

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

6

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

7

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

8

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

10

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

11

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

12

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

13

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007, with Post-Effective Amendment No. 26 (File No. 33-67636) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the Post-Effective Amendment No. 16 on April 28, 2000 (File No. 33-67636) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with Post-Effective Amendment No. 26 on April 27, 2007 (File No. 033-67636).
5)	Variable Annuity Application - Filed previously with Post-Effective Amendment No. 12 on April 29, 1998 (File No. 33-67636) and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm

15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm

9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 26 on April 27, 2007 (File No. 033-67636) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 3,634 and 5,092 respectively.

Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact